SCHEDULE OF WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING AND LOSS PER SHARE OUTSTANDING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss per share information:
Numerator for basic and diluted loss per share - Net loss attributable to common stockholders	$ (3,470,506)	$ (3,708,673)	$ (12,485,388)	$ (18,207,795)	$ (25,688,547)	$ (21,666,691)
Denominator for basic loss per share - weighted average shares outstanding	3,820,860	2,800,752	3,204,495	2,779,530	2,784,894	2,548,549
Dilutive effect of shares issuable upon conversion of convertible debt and the exercise of stock options and warrants outstanding
Denominator for diluted loss per share - adjusted weighted average shares outstanding	3,820,860	2,800,752	3,204,495	2,779,530	2,784,894	2,548,549
Basic	$ (0.91)	$ (1.32)	$ (3.90)	$ (6.55)	$ (9.22)	$ (8.50)
Diluted	$ (0.91)	$ (1.32)	$ (3.90)	$ (6.55)	$ (9.22)	$ (8.50)